Putnam Tax Exempt Income Fund
The fund's portfolio
6/30/21 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.03% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.7%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.5%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,174,106
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,575,000	3,145,774
5.00%, 9/15/33	AA	350,000	427,663

			4,747,543
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/44	A+/F	6,425,000	7,304,750
4.00%, 10/1/39	A+/F	2,575,000	2,956,800

			10,261,550
Arizona (3.0%)
AZ Game & Fish Dept. and Comm. Rev. Bonds, (AGF Administration Bldg.), 5.00%, 7/1/21	Aa2	135,000	135,000
AZ State Indl. Dev. Auth. Rev. Bonds, (Equitable School Revolving Fund, LLC Oblig. Group)
4.00%, 11/1/45	A	2,200,000	2,561,290
4.00%, 11/1/40	A	800,000	943,822
4.00%, 11/1/39	A	750,000	887,064
4.00%, 11/1/38	A	600,000	711,962
4.00%, 11/1/37	A	1,100,000	1,308,314
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds
(BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	1,025,000	1,174,264
(Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	763,931
AZ State Sports & Tourism Auth. Rev. Bonds, (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	519,290
El Mirage, G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	260,717
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BBB-/F	3,500,000	3,837,839
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	287,544
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	705,386
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	287,532
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	388,606
Northern AZ U. Rev. Bonds, 5.00%, 6/1/34	A1	250,000	279,646
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,603,614
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,091,221
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	1,010,000	1,139,460
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	65,000	66,627
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	110,000	114,697
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	111,756
Ser. A, 5.00%, 7/1/35	BB	150,000	167,633
Salt River Project Agricultural Impt. & Pwr. Dist. Rev. Bonds
5.00%, 1/1/29(FWC)	Aa1	2,700,000	3,472,377
5.00%, 1/1/28(FWC)	Aa1	1,000,000	1,258,478
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,505,103
5.00%, 12/1/37	A3	500,000	705,790
U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	233,277
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	108,454
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	275,061
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	456,190

			28,361,945
California (4.3%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	1,300,000	1,339,158
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	850,000	970,299
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,000,000	2,262,019
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,188,677	3,736,422
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,944,669
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,701,348
CA State Pub. Wks. Board Rev. Bonds, (Various Cap. Projects.), Ser. A, 5.00%, 8/1/33(FWC)	Aa3	4,500,000	5,856,789
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	705,883
AGM, 5.00%, 11/15/44 (Prerefunded 11/15/24)	AA	1,500,000	1,740,010
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,250,000	3,317,144
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,713,409
San Bernardino Cnty., FRB, Ser. C, 0.322%, 8/1/23	AA+	7,500,000	7,457,587
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN Rev. Bonds, Ser. B, 0.01%, 5/1/58	VMIG 1	2,000,000	2,000,000
U. of CA VRDN Rev. Bonds, Ser. AL-4, 0.01%, 5/15/48	VMIG 1	1,800,000	1,800,000

			40,544,737
Colorado (2.9%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,141,178
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,125,176
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	491,341
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/38(T)	Baa1	650,000	749,964
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	650,000	748,426
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	2,250,000	2,572,217
(CommonSpirit Health Oblig. Group), Ser. A-2, 4.00%, 8/1/49(T)	Baa1	4,500,000	5,133,712
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	4,100,000	4,700,096
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,136,629
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	5,000,000	3,856,992
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	257,546
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 4.00%, 1/15/33	Baa2	350,000	426,029
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/50	AA	1,500,000	1,868,183
5.00%, 12/1/31	AA	230,000	296,378
3.25%, 12/15/50	AA	2,000,000	2,139,338

			27,643,205
Connecticut (0.9%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,722,997
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds
Ser. B-1, 4.10%, 11/15/39(T)	Aaa	1,685,000	1,790,903
Ser. B-1, 4.15%, 11/15/44(T)	Aaa	4,065,000	4,320,723
Ser. F-2, 2.20%, 5/15/23	Aaa	965,000	990,491

			8,825,114
District of Columbia (2.2%)
DC Rev. Bonds
(Intl. School), 5.00%, 7/1/54	BBB	1,275,000	1,477,977
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,467,559
(D.C. Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,365,571
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,973,750
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A2	1,035,000	1,038,751
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	6,580,765
(Dulles Metrorail & Capital Impt Project), Ser. B, 4.00%, 10/01/44(T)	Baa2	2,050,000	2,374,435
(Dulles Metrorail & Capital Impt Project), Ser. B, 4.00%, 10/01/53(T)	Baa2	2,050,000	2,356,586

			20,635,394
Florida (4.4%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	934,973
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,503,631
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	807,955
4.00%, 7/1/45	Baa3	600,000	651,167
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,700,000	4,351,543
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,939,114
5.00%, 11/15/40	A2	2,175,000	2,439,281
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/49	BBB+	1,800,000	2,102,906
5.00%, 11/15/39	BBB+	750,000	885,910
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/40	A-	5,000,000	6,079,996
Ser. A, 5.00%, 10/1/38	A-	1,750,000	2,036,851
Ser. A, 4.00%, 10/1/44	A-	3,000,000	3,442,496
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,982,086
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,970,723
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	528,206
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	818,620
zero %, 9/1/42	A1	830,000	411,682
Tampa, Hosp. Rev. Bonds, (H. Lee Moffitt Cancer Ctr. & Research Inst.), 4.00%, 7/1/45	A2	2,500,000	2,910,641
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A2	500,000	581,911
4.00%, 10/15/37	A2	725,000	847,426
4.00%, 10/15/35	A2	325,000	381,520

			41,608,638
Georgia (4.3%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/24	A3	800,000	910,114
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst. Oblig. Group)
4.00%, 4/1/41	A2	275,000	325,919
4.00%, 4/1/39	A2	475,000	565,249
4.00%, 4/1/36	A2	250,000	299,656
4.00%, 4/1/35	A2	225,000	270,489
4.00%, 4/1/34	A2	250,000	301,077
4.00%, 4/1/33	A2	200,000	241,564
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	450,000	458,184
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/36	A	4,000,000	4,803,889
Geo L Smith II GA Congress Ctr. Rev. Bonds, (Signia Hotel Mgt., LLC.), 4.00%, 1/1/54	BBB-	2,400,000	2,804,891
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 0.809%, 4/1/48	Aa2	7,000,000	7,036,208
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/33	A3	1,500,000	1,864,960
Monroe Cnty., Dev. Auth. Rev. Bonds, (Oglethorpe Pwr. Corp.), Ser. B, 0.05%, 1/1/36	VMIG 1	12,820,000	12,820,000
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), Ser. A
5.50%, 7/1/60	A	3,500,000	4,083,094
5.00%, 1/1/56	A2	2,500,000	3,075,945
4.00%, 1/1/59	A2	1,000,000	1,130,180

			40,991,419
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/34	Baa2	200,000	209,701
AGM, 5.00%, 10/1/30	AA	500,000	526,647

			736,348
Hawaii (0.3%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	448,002
4.00%, 7/1/33	Aa3	1,500,000	1,804,650
4.00%, 7/1/31	Aa3	250,000	302,576

			2,555,228
Idaho (0.1%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	1,500,000	1,851,047

			1,851,047
Illinois (10.2%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,880,000	3,618,795
Ser. B-2, 5.50%, 1/1/37	BBB+	4,000,000	4,567,931
Ser. A, 5.00%, 1/1/30	BBB+	3,950,000	5,124,699
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	1,500,000	1,691,789
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	1,000,000	997,898
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	5,478,234
Chicago, Motor Fuel Tax Rev. Bonds, AGM
5.00%, 1/1/33	AA	1,000,000	1,071,456
5.00%, 1/1/30	AA	200,000	215,143
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A	200,000	248,556
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,313,405
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	3,005,582
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/29	A	1,750,000	2,120,140
AGM, 5.00%, 11/1/25	AA	1,420,000	1,425,580
IL State G.O. Bonds
5.00%, 11/1/41	Baa2	1,250,000	1,448,767
5.00%, 1/1/41	Baa2	700,000	796,583
5.00%, 1/1/35	Baa2	1,000,000	1,147,005
Ser. B, 5.00%, 10/1/32	Baa2	2,000,000	2,464,875
Ser. A, 5.00%, 12/1/31	Baa2	2,870,000	3,484,052
Ser. C, 5.00%, 11/1/29	Baa2	3,550,000	4,334,818
5.00%, 2/1/29	Baa2	2,725,000	3,264,261
Ser. A, 5.00%, 12/1/28	Baa2	2,000,000	2,455,131
Ser. D, 5.00%, 11/1/28	Baa2	6,425,000	7,873,737
5.00%, 2/1/28	Baa2	2,350,000	2,832,907
Ser. D, 5.00%, 11/1/27	Baa2	2,800,000	3,448,630
Ser. A, 4.00%, 3/1/38	Baa2	2,250,000	2,659,199
4.00%, 6/1/35	Baa2	1,825,000	2,019,598
4.00%, 6/1/34	Baa2	925,000	1,020,432
4.00%, 6/1/32	Baa2	985,000	1,093,920
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.563%, 11/1/34	A2	7,820,000	7,819,024
IL State Fin. Auth. Rev. Bonds
(U. of Chicago (The)), Ser. A, 5.00%, 10/1/35(FWC)	Aa2	1,150,000	1,674,172
(U. of Chicago (The)), Ser. A, 5.00%, 10/1/34(FWC)	Aa2	1,500,000	2,147,426
(U. of Chicago (The)), Ser. A, 5.00%, 10/1/33(FWC)	Aa2	1,750,000	2,465,768
(U. of Chicago (The)), Ser. A, 5.00%, 10/1/32(FWC)	Aa2	2,000,000	2,773,804
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	566,543
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	578,184
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. A, 5.00%, 6/15/57	BBB	2,500,000	3,005,874
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/29	AA	1,580,000	1,945,269

			96,199,187
Indiana (1.0%)
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	958,376
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A2	7,050,000	8,568,432

			9,526,808
Kansas (0.3%)
KS State Dev. Fin. Auth. Rev. Bonds, (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	BBB/F	2,900,000	2,909,073

			2,909,073
Kentucky (3.7%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa2	1,400,000	1,549,569
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Louisville Arena Auth., Inc.), Ser. A, AGM, 5.00%, 12/1/45	AA	2,750,000	3,355,920
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/37	A1	2,500,000	3,066,524
(Project No. 117), Ser. B, 5.00%, 5/1/28	A1	565,000	693,652
KY State Pub. Energy Auth. Gas
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	9,750,000	10,973,031
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	5,000,000	5,555,288
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/30	A	1,135,000	1,363,287
4.00%, 10/1/34	A	6,000,000	6,769,279
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A	415,000	465,234
5.00%, 7/1/30	A	1,000,000	1,121,045

			34,912,829
Louisiana (0.8%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	3,000,000	3,706,925
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	4,187,494

			7,894,419
Maryland (0.9%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	840,213
MD Econ. Dev. Corp. Rev. Bonds, (Morgan State U.)
5.00%, 7/1/56	BBB-	1,000,000	1,232,540
5.00%, 7/1/50	BBB-	1,250,000	1,548,058
MD State Econ. Dev. Corp. Rev. Bonds, (Seagirt Marine Term.), Ser. A
5.00%, 6/1/49	Baa3	500,000	588,672
5.00%, 6/1/44	Baa3	500,000	592,120
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds
(Adventist Hlth. Care Oblig. Group), 5.00%, 1/1/36(FWC)	Baa3	1,000,000	1,223,289
(Adventist Hlth. Care Oblig. Group), 5.00%, 1/1/30(FWC)	Baa3	285,000	342,360
(Adventist Hlth. Care Oblig. Group), 5.00%, 1/1/29(FWC)	Baa3	290,000	344,216
(Adventist Hlth. Care Oblig. Group), 5.00%, 1/1/28(FWC)	Baa3	300,000	351,073
(Adventist Hlth. Care Oblig. Group), 5.00%, 1/1/27(FWC)	Baa3	430,000	495,928
(Stevenson U.), 4.00%, 6/1/51	BBB-	1,000,000	1,138,769

			8,697,238
Massachusetts (3.3%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell U.), 4.00%, 7/1/50	BB+	1,750,000	2,004,256
(Suffolk U.), 4.00%, 7/1/46	Baa2	1,000,000	1,185,597
MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	550,000	559,215
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	895,000	897,046
MA State Port Auth. Rev. Bonds, Ser. E, 5.00%, 7/1/51	Aa2	12,000,000	15,350,890
MA State Wtr. Resource Auth. VRDN, Rev. Bonds, Ser. A-3, 0.03%, 8/1/37	VMIG 1	11,425,000	11,425,000

			31,422,004
Michigan (8.8%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	355,195
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	296,556
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	77,587
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 7/1/48	AA	7,000,000	7,820,821
5.00%, 7/1/38	AA	1,000,000	1,121,678
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.25%, 2/1/40	AA	200,000	232,999
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	296,611
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	468,028
Grand Valley, State U. Rev. Bonds, (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	296,951
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	7,780,000	9,348,204
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	278,086
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,337,029
5.00%, 11/1/36	A	1,285,000	1,589,604
5.00%, 11/1/34	A	1,600,000	1,982,256
5.00%, 11/1/31	A	1,100,000	1,370,359
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/43(FWC)	BBB-/F	1,820,000	1,964,772
4.00%, 11/15/31(FWC)	BBB-/F	495,000	548,456
Kentwood, Economic Dev. Rev. Bonds
(Holland Home), 5.625%, 11/15/32 (Prerefunded 5/15/22)	BBB-/F	350,000	362,046
(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,564,911
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	295,349
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	265,931
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	235,249
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	235,805
MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	714,812
MI State Fin. Auth. Rev. Bonds
(Trinity Health Corp. Oblig. Group), Ser. A, U.S. Govt. Coll., 5.00% 12/1/47 (Prerefunded 12/1/22)(T)	Aa3	5,155,000	5,513,117
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	Aa3	4,100,000	4,786,383
(Detroit Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/44	BB+	1,150,000	1,230,912
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	5,973,950
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	466,897
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	BB+	500,000	541,175
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	270,000	305,687
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	572,032
(Detroit), Ser. C-3, 5.00%, 4/1/26	Aa2	1,000,000	1,199,855
(Detroit), Ser. C-3, 5.00%, 4/1/24	Aa2	500,000	561,558
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	850,000	885,246
(Wayne Cnty.), BAM, 4.00%, 11/1/55	AA	4,000,000	4,693,659
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	2,674,250	2,792,213
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BB+	1,855,000	2,134,753
(Lawrence Technological U.), 5.00%, 2/1/47	BB+	2,195,000	2,436,829
(College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	263,843
MI State Hosp. Fin. Auth. Rev. Bonds, (Trinity Health Corp. Oblig. Group)
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.)
Ser. A, 4.625%, 10/1/39	AA	225,000	236,646
Ser. A, 4.45%, 10/1/34	AA	100,000	105,221
Ser. D, 3.95%, 10/1/37 (Prerefunded 4/1/22)	AA	1,050,000	1,079,463
Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,216,189
Ser. A, 5.00%, 3/1/33	A1	500,000	535,797
5.00%, 3/1/32	A1	130,000	144,855
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/40	Aa1	1,000,000	1,204,275
4.00%, 5/1/38	Aa1	2,000,000	2,412,697
4.00%, 5/1/34	Aa1	1,000,000	1,215,057
4.00%, 5/1/33	Aa1	2,220,000	2,707,378
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	298,861
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	420,797

			82,994,640
Mississippi (0.7%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.)
2.50%, 4/1/22	BBB+	2,450,000	2,464,786
2.375%, 6/1/44	A	3,075,000	3,096,060
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,316,734

			6,877,580
Missouri (1.4%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City Intl. Arpt. Terminal), Ser. B, 5.00%, 3/1/38	A2	2,480,000	3,088,568
AGM, 4.00%, 3/1/57	AA	5,000,000	5,750,017
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/49	AA	2,250,000	2,801,223
5.00%, 10/1/40	AA	1,000,000	1,273,485

			12,913,293
Montana (0.1%)
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa3	600,000	717,815

			717,815
Nebraska (1.3%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	3,250,000	3,683,010
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	8,050,000	8,908,667

			12,591,677
Nevada (2.2%)
Clark Cnty., G.O. Bonds, AMBAC, 3.00%, 11/1/35	Aa1	18,175,000	18,202,017
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,800,000	1,877,736
2.50%, 6/15/24	Ba2	500,000	509,353

			20,589,106
New Hampshire (0.8%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	720,296
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,500,000	1,751,569
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	5,157,766

			7,629,631
New Jersey (5.2%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,504,760
Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	6,574,696
4.00%, 6/15/50	Baa1	1,250,000	1,452,475
4.00%, 6/15/46	Baa1	1,500,000	1,750,040
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa3	3,000,000	3,537,566
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 0.02%, 7/1/36	VMIG 1	1,500,000	1,500,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	Baa1	1,975,000	2,451,189
Ser. AA, 5.00%, 6/15/38(FWC)	Baa1	1,400,000	1,736,622
Ser. AA, 5.00%, 6/15/35(FWC)	Baa1	3,000,000	3,770,307
Ser. A, 5.00%, 12/15/34	Baa1	4,100,000	5,133,415
Ser. A, 4.00%, 6/15/41(FWC)	BBB	5,500,000	6,223,774
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	8,489,176
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/35	A-	4,000,000	4,959,862

			49,083,882
New Mexico (0.2%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,206,814

			2,206,814
New York (7.0%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	BBB-	2,560,000	2,678,339
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/35	A3	4,000,000	4,670,269
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.48%, 11/1/26	AA	4,310,000	4,310,122
NY City, G.O. Bonds
Ser. A, 5.00%, 8/1/39	Aa2	8,300,000	10,548,110
Ser. D-1, 4.00%, 3/1/42	Aa2	3,500,000	4,144,195
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, (2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	2,000,000	2,315,974
NY City, Transitional Fin. Auth. Rev. Bonds, 4.00%, 5/1/45	AAA	4,000,000	4,750,230
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. D
4.00%, 2/15/47	Aa2	9,530,000	11,173,182
4.00%, 2/15/40	Aa2	1,500,000	1,782,230
4.00%, 2/15/38	Aa2	4,000,000	4,774,803
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC.), 4.00%, 4/30/53	BBB-/F	5,000,000	5,843,984
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,000,000	2,250,724
Port Auth. of NY & NJ Rev. Bonds
Ser. 207, 5.00%, 9/15/31	Aa3	3,800,000	4,715,939
Ser. 172nd, 4.50%, 4/1/37	Aa3	1,940,000	1,996,053

			65,954,154
North Carolina (0.5%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BB/P	2,000,000	2,189,611
4.00%, 3/1/41	BB/P	1,050,000	1,162,471
4.00%, 3/1/36	BB/P	900,000	1,008,221

			4,360,303
Ohio (4.4%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/41	AA-	750,000	848,746
4.00%, 12/1/40	AA-	1,345,000	1,524,514
4.00%, 12/1/38	AA-	770,000	877,191
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	3,008,378
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/36	A3	300,000	390,294
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/35	A3	200,000	260,933
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/34	A3	300,000	392,006
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	1,119,704
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	273,985
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	298,623
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	239,336
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	299,951
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	240,555
Columbus, Swr. VRDN, Ser. B, 0.02%, 6/1/32	VMIG 1	1,430,000	1,430,000
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports)
4.00%, 5/1/39	AA+	750,000	860,700
4.00%, 5/1/34	AA+	1,280,000	1,494,759
4.00%, 5/1/33	AA+	560,000	657,919
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.125%, 7/1/40	BBB/F	940,000	984,311
6.125%, 7/1/40 (Prerefunded 7/1/22)	AAA/P	60,000	63,471
6.00%, 7/1/35	BBB/F	1,765,000	1,849,635
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	110,000	116,227
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,050,712
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	4,250,000	4,896,226
Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47 (Prerefunded 8/1/22)	A2	1,500,000	1,578,852
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College 2020), 4.00%, 7/1/44	A2	5,650,000	6,552,590
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
4.00%, 11/15/41	Baa1	455,000	520,614
4.00%, 11/15/39	Baa1	1,325,000	1,522,595
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	17,960
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	2,001,593
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	756,898
5.00%, 2/15/33	A3	355,000	416,569
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	1,350,000	1,418,522
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	145,000	157,954
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A
4.00%, 7/1/39	A	500,000	578,468
4.00%, 7/1/38	A	1,000,000	1,160,230
4.00%, 7/1/34	A	1,170,000	1,368,678

			41,229,699
Oregon (0.4%)
Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (8/2/21), (Waste Mgt., Inc.), Ser. A, 2.40%, 8/1/25	A-	1,625,000	1,628,009
Portland, Rev. Bonds, Ser. C, 7.701%, 6/1/22	Aaa	2,020,000	2,154,121

			3,782,130
Pennsylvania (3.0%)
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A+	500,000	586,974
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	120,000	138,312
5.00%, 1/1/31	BBB+/F	100,000	115,591
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29 (Prerefunded 7/1/24)	Ba1	500,000	568,939
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,987,874
Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	2,073,491
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,466,188
zero %, 12/1/44	A2	5,000,000	5,668,553
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West)
5.00%, 6/15/39	BB/P	500,000	557,135
4.00%, 6/15/29	BB/P	350,000	383,523
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,170,694
5.00%, 8/1/31	A	1,000,000	1,171,575
Philadelphia, School Dist. G.O. Bonds, Ser. A, 4.00%, 9/1/37	A2	1,850,000	2,201,412
South Central PA, Gen. Auth. Rev. Bonds, (WellSpan Health Oblig. Group), Ser. A, 4.00%, 6/1/49	Aa3	5,000,000	5,746,502

			28,836,763
Puerto Rico (0.4%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB-/P	2,900,000	3,349,839

			3,349,839
Rhode Island (0.5%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,146,749
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,625,112

			4,771,861
South Carolina (3.5%)
Charleston Cnty., Arpt. Dist. Syst. Rev. Bonds, Ser. A, 5.25%, 7/1/33	A1	5,320,000	5,804,938
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	868,061
4.00%, 11/1/31	A1	750,000	869,927
Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,192,372
5.00%, 10/1/28	A2	425,000	509,478
Patriots Energy Group Fin. Agcy. Gas Supply Mandatory Put Bonds (2/1/24), Ser. A, 4.00%, 10/1/48	Aa2	4,205,000	4,565,284
SC State Jobs Econ. Dev. Auth. Hosp. VRDN (Prisma Hlth. Oblig. Group), Ser. B, 0.01%, 5/1/48	VMIG 1	500,000	500,000
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,264,779
Ser. E, 5.50%, 12/1/53	A2	2,000,000	2,229,516
Ser. E, 5.25%, 12/1/55	A2	1,970,000	2,325,263
Ser. E, 5.00%, 12/1/48	A2	1,455,000	1,608,245
Ser. A, 5.00%, 12/1/36	A2	4,000,000	4,771,340
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 0.512%, 10/1/31 (Prerefunded (10/1/21)	Aa3	5,970,000	5,972,577

			33,481,780
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB-	1,000,000	1,118,044
4.00%, 8/1/41	BBB-	500,000	572,618

			1,690,662
Tennessee (0.6%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	775,000	941,402
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	425,000	519,500
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	499,731
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	425,000	498,722
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	875,000	1,017,245
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/49	A2	1,800,000	2,288,152

			5,764,752
Texas (7.6%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	5,343,531
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	365,000	421,630
Central TX Regl. Mobility Auth. Rev. Bonds, Ser. B, 4.00%, 1/1/40	A-	750,000	897,128
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	A-	375,000	447,614
PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,359,469
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,174,315
Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	9,030,000	10,614,397
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,215,000	2,608,900
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa2	1,300,000	1,360,092
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,275,397
Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,600,780
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	722,428
5.00%, 8/15/36	BBB+	430,000	521,146
5.00%, 8/15/34	BBB+	300,000	365,612
5.00%, 8/15/33	BBB+	240,000	293,200
5.00%, 8/15/31	BBB+	100,000	122,986
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
4.00%, 9/1/36	BBB-	175,000	208,790
4.00%, 9/1/35	BBB-	175,000	209,123
3.00%, 9/1/47	BBB-	600,000	623,563
3.00%, 9/1/44	BBB-	500,000	521,991
3.00%, 9/1/40	BBB-	225,000	237,334
3.00%, 9/1/39	BBB-	250,000	264,903
3.00%, 9/1/38	BBB-	200,000	212,685
3.00%, 9/1/37	BBB-	220,000	234,764
3.00%, 9/1/34	BBB-	150,000	161,420
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/40	A	750,000	862,633
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,742,479
New Hope Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Westminster Manor), 4.00%, 11/1/55(FWC)	BBB/F	1,250,000	1,409,954
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	787,626
(CHF-Stephenville, LLC), 5.375%, 4/1/28 (Prerefunded 4/1/23)	AAA/P	1,150,000	1,252,471
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	3,155,000	3,691,652
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,921,628
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa3	1,000,000	1,148,755
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	A1	9,700,000	11,741,544
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	297,244
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	3,279,619
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM
4.00%, 8/1/40	AA	600,000	700,317
4.00%, 8/1/38	AA	340,000	398,159
4.00%, 8/1/37	AA	200,000	234,745
4.00%, 8/1/36	AA	225,000	264,613
4.00%, 8/1/35	AA	220,000	259,166
4.00%, 8/1/34	AA	260,000	307,243
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	5,000,000	6,171,574
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/37	A+	250,000	250,925

			71,525,545
Utah (1.9%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 0.01%, 5/15/36	A-1+	5,465,000	5,465,000
Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/43	A2	5,000,000	6,084,174
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB-/F	500,000	582,595
4.00%, 10/15/38	BBB-/F	500,000	586,695
4.00%, 10/15/36	BBB-/F	300,000	353,910
4.00%, 10/15/34	BBB-/F	800,000	949,068
4.00%, 10/15/32	BBB-/F	500,000	598,707
3.00%, 10/15/45	BBB-/F	1,000,000	1,035,533
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	843,423
5.00%, 10/15/33	AA	420,000	495,931
5.00%, 10/15/31	AA	530,000	630,228

			17,625,264
Virginia (3.4%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	625,000	703,409
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,384,995	7,790,600
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A2	9,700,000	11,360,288
VA State Small Bus. Fin. Auth. Rev. Bonds
(95 Express Lanes, LLC), 5.00%, 7/1/49	BBB-	4,000,000	4,091,509
(Express Lanes, LLC), 5.00%, 7/1/34	BBB-	1,200,000	1,228,073
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/45	A/F	6,000,000	6,683,354

			31,857,233
Washington (1.7%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/37	A2	4,500,000	5,620,047
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,116,332
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.161%, 1/1/42	A+	2,500,000	2,506,919
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	4,090,413	4,775,501
Washington St., Edu. Facs. Rev. Bonds, (Seattle U.)
4.00%, 5/1/50	A	1,200,000	1,373,731
4.00%, 5/1/45	A	1,000,000	1,150,095

			16,542,625
Wisconsin (0.6%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	1,000,000	1,040,203
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,650,902
(Three Pillars Sr. Living), 5.00%, 8/15/28 (Prerefunded 8/15/23)	BBB+/F	1,040,000	1,144,823
(Thedacare, Inc.), 4.00%, 12/15/49	A1	1,000,000	1,168,844
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	448,231

			5,453,003

Total municipal bonds and notes (cost $878,000,909)			$952,153,777

SHORT-TERM INVESTMENTS (4.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	40,888,486	$40,888,486
U.S. Treasury Bills 0.019%, 7/13/21(SEGCCS)		$900,000	899,987
U.S. Treasury Cash Management Bills 0.018%, 9/28/21(SEG)(SEGCCS)		900,000	899,911

Total short-term investments (cost $42,688,441)			$42,688,384
TOTAL INVESTMENTS

Total investments (cost $920,689,350)			$994,842,161

FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Short)	45	$7,233,750	$7,233,750	Sep-21	$(174,695)
U.S. Treasury Note 5 yr (Short)	413	50,976,461	50,976,461	Sep-21	153,961

Unrealized appreciation					153,961

Unrealized (depreciation)					(174,695)

Total					$(20,734)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$7,400,000	$31,864	$—	11/18/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$(31,865)
7,400,000	39,264	—	11/18/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(39,264)
3,700,000	8,536	—	11/18/21	—	0.20% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	8,536
3,700,000	8,536	—	11/18/21	—	0.20% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	8,536

Upfront premium received		—	Unrealized appreciation			17,072

Upfront premium (paid)		—	Unrealized (depreciation)			(71,129)

	Total	$—			Total	$(54,057)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
	$42,392,000	$702,859	$(428)	3/29/26	2.51% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$(703,287)

Total			$(428)				$(703,287)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $945,778,648.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/21
	Short-term investments
	Putnam Short Term Investment Fund*	$21,205,293	$265,073,102	$245,389,909	$28,498	$40,888,486

	Total Short-term investments	$21,205,293	$265,073,102	$245,389,909	$28,498	$40,888,486
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $516,948.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,035,974.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $83,359,240 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.03%, 0.10% and 0.15%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	17.5%
	Transportation	14.0
	Utilities	11.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $54,057 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $34,314,408 were held by the TOB trust and served as collateral for $19,099,425 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $16,315 for these investments based on an average interest rate of 0.11%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$952,153,777	$—
Short-term investments	—	42,688,384	—

Totals by level	$—	$994,842,161	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$—	$(20,734)	$—
Total return swap contracts	—	(756,916)	—

Totals by level	$—	$(777,650)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
OTC total return swap contracts (notional)	$45,400,000
Centrally cleared total return swap contracts (notional)	$25,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com